UNAUDITED SUPPLEMENTARY DATA	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
UNAUDITED SUPPLEMENTARY DATA

NOTE 32    UNAUDITED SUPPLEMENTARY DATA

Quarterly Data

The following is a summary of selected quarterly financial information (unaudited):

	2013
	Three Months Ended
	March 31	June 30	September 30	December 31
Sales	$2,188	$2,018	$2,020	$2,188
Gross profit(1)	$846	$(97)	$623	$300
Income (loss) from continuing operations(2)	$314	$(2,133)	$419	$(1,195)
Income (loss) from discontinued operations(2)	—	74	(21)	8

Net income (loss) (2)	$314	$(2,059)	$398	$(1,187)

Income (loss) per common share
Basic:
Continuing operations	$0.63	$(4.29)	$0.84	$(2.39)
Discontinued operations	—	0.15	(0.04)	0.01

	$0.63	$(4.14)	$0.80	$(2.38)

Diluted:
Continuing operations	$0.63	$(4.29)	$0.84	$(2.39)
Discontinued operations	—	0.15	(0.04)	0.01

	$0.63	$(4.14)	$0.80	$(2.38)

Weighted average common shares (millions)
Basic	497	497	498	498
Diluted	498	497	498	498
Cash dividends declared per common share	$0.425	$0.35	$0.25	$0.20
Closing price of common stock	$41.89	$29.95	$28.10	$23.03

	2012
	Three Months Ended
	March 31	June 30	September 30	December 31
Sales	$2,706	$2,250	$2,505	$2,503
Gross profit(1)	$1,419	$963	$1,103	$1,017
Income (loss) from continuing operations(2)	$559	$280	$401	$638
Income (loss) from discontinued operations(2)	(71)	—	(33)	28

Net income (loss)(2)	$488	$280	$368	$666

Income (loss) per common share
Basic:
Continuing operations	$1.13	$0.56	$0.82	$1.28
Discontinued operations	(0.14)	—	(0.07)	0.06

	$0.99	$0.56	$0.75	$1.34

Diluted:
Continuing operations	$1.11	$0.56	$0.81	$1.28
Discontinued operations	(0.14)	—	(0.07)	0.06

	$0.97	$0.56	$0.74	$1.34

Weighted average common shares (millions)
Basic	495	496	496	497
Diluted	504	498	499	499
Cash dividends declared per common share	$0.35	$0.35	$0.35	$0.35
Closing price of common stock	$51.27	$48.51	$56.02	$46.44

(1)	Sales less Costs applicable to sales, Amortization and Reclamation and remediation.
(2)	Attributable to Newmont stockholders.

Significant after-tax items were as follows:

Fourth quarter 2013: (i) a $1,345 ($2.70 per share, basic) loss related to impairment of assets; (ii) a $237 ($0.48 per share, basic) loss related to stockpile and leach pad impairments; (iii) a $8 ($0.02 per share, basic) loss related to restructuring and other; (iv) a $8 ($0.02 per share, basic) gain from discontinued operations and (v) a $3 ($0.01 per share, basic) gain on asset sales;

Third quarter 2013: (i) $35 ($0.07 per share, basic) loss related to stockpile and leach pad impairments; (ii) $29 ($0.06 per share, basic) loss related to impairment of assets; (iii) a $21 ($0.04 per share, basic) loss from discontinued operations; (iv) a $12 ($0.02 per share, basic) loss related to restructuring and other and (v) a $243 ($0.49 per share, basic) gain on asset sales;

Second quarter 2013: (i) a $1,497 ($3.01 per share, basic) loss related to impairment of assets; (ii) a $272 ($0.55 per share, basic) loss related to stockpile and leach pad impairments; (iii) a $11 ($0.02 per share, basic) loss related to restructuring and other and (iv) a $74 ($0.15 per share, basic) gain from discontinued operations;

First quarter 2013: (i) a $5 ($0.01 per share, basic) loss related to restructuring and other; (ii) a $4 ($0.01 per share, basic) loss related to impairment of assets and (iii) a $3 ($0.01 per share, basic) loss related to stockpile and leach pad impairments.

Fourth quarter 2012: (i) a $82 ($0.17 per share, basic) gain on asset sales; (ii) a $59 ($0.12 per share, basic) income tax benefit from internal restructuring; (iii) a $28 ($0.06 per share, basic) gain from discontinued operations; (iv) a $42 ($0.08 per share, basic) loss related to impairment of other assets and (v) a $6 ($0.01 per share, basic) loss related to restructuring and other;

Third quarter 2012: (i) a $33 ($0.07 per share, basic) loss from discontinued operations; (ii) a $20 ($0.04 per share, basic) loss related to restructuring and other; (iii) $7 ($0.01 per share, basic) loss related to impairment of assets; (iv) $3 ($0.01 per share, basic) loss related to stockpile and leach pad impairments and (v) $1 ($0.00 per share, basic) gain on asset sales;

Second quarter 2012: (i) a $8 ($0.02 per share, basic) loss related to stockpile and leach pad impairments and (ii) a $7 ($0.01 per share, basic) loss related to impairment of assets;

First quarter 2012: (i) a $71 ($0.14 per share, basic) loss from discontinued operations; (ii) a $24 ($0.05 per share, basic) loss related to impairment of assets; (iii) a $6 ($0.01 per share, basic) loss related to stockpile and leach pad impairments and (iv) a $7 ($0.01 per share, basic) gain on asset sales.

Revised Quarterly Data

The following is a summary of revised selected quarterly financial information (unaudited):

	Three Months Ended March 31, 2013
	As Previously Reported	Revision and Co-product Reclassification(1)	As Revised
Sales	$2,177	$11	$2,188
Costs applicable to sales	1,044	13	1,057
Amortization	267	—	267
Reclamation and remediation	18	—	18
Gross profit	848	(2)	846
Income (loss) from continuing operations(2)	315	(1)	314

Net income (loss)	$315	$(1)	$314

Income (loss) per common share
Basic:
Continuing operations	$0.63	$—	$0.63

	$0.63	$—	$0.63

Income (loss) per common share
Diluted:
Continuing operations	$0.63	$—	$0.63

	$0.63	$—	$0.63

	Three Months Ended June 30, 2013			Six Months Ended June 30, 2013
	As Previously Reported	Revision and Co-product Reclassification(1)	As Revised	As Previously Reported	Revision and Co-product Reclassification(1)	As Revised
Sales	$1,993	$25	$2,018	$4,170	$36	$4,206
Costs applicable to sales	1,653	29	1,682	2,697	42	2,739
Amortization	415	—	415	682	—	682
Reclamation and remediation	18	—	18	36	—	36
Gross profit	(93)	(4)	(97)	755	(6)	749
Income (loss) from continuing operations(2)	(2,093)	(40)	(2,133)	(1,778)	(41)	(1,819)
Income (loss) from discontinued operations(2)	74	—	74	74	—	74

Net income (loss)	$(2,019)	$(40)	$(2,059)	$(1,704)	$(41)	$(1,745)

Income (loss) per common share
Basic:
Continuing operations	$(4.21)	$(0.08)	$(4.29)	$(3.58)	$(0.08)	$(3.66)
Discontinued operations	0.15	—	0.15	0.15	—	0.15

	$(4.06)	$(0.08)	$(4.14)	$(3.43)	$(0.08)	$(3.51)

Income (loss) per common share
Diluted:
Continuing operations	$(4.21)	$(0.08)	$(4.29)	$(3.58)	$(0.08)	$(3.66)
Discontinued operations	0.15	—	0.15	0.15	—	0.15

	$(4.06)	$(0.08)	$(4.14)	$(3.43)	$(0.08)	$(3.51)

	Three Months Ended September 30, 2013			Nine Months Ended September 30, 2013
	As Previously Reported	Revision and Co-product Reclassification(1)	As Revised	As Previously Reported	Revision and Co-product Reclassification(1)	As Revised
Sales	$1,983	$37	$2,020	$6,153	$73	$6,226
Costs applicable to sales	1,036	41	1,077	3,733	83	3,816
Amortization	299	—	299	981	—	981
Reclamation and remediation	20	—	20	56	—	56
Gross profit	628	(4)	624	1,383	(10)	1,373
Income (loss) from continuing operations(2)	429	(10)	419	(1,349)	(51)	(1,400)
Income (loss) from discontinued operations(2)	(21)	—	(21)	53	—	53

Net income (loss)	$408	$(10)	$398	$(1,296)	$(51)	$(1,347)

Income (loss) per common share
Basic:
Continuing operations	$0.86	$(0.02)	$0.84	$(2.72)	$(0.10)	$(2.82)
Discontinued operations	(0.04)	—	(0.04)	0.11	—	0.11

	$0.82	$(0.02)	$0.80	$(2.61)	$(0.10)	$(2.71)

Income (loss) per common share
Diluted:
Continuing operations	$0.86	$(0.02)	$0.84	$(2.72)	$(0.10)	$(2.82)
Discontinued operations	(0.04)	—	(0.04)	0.11	—	0.11

	$0.82	$(0.02)	$0.80	$(2.61)	$(0.10)	$(2.71)

	Three Months Ended December 31, 2013
	As Previously Reported	Revision and Co-product Reclassification(1)	As Revised
Sales	$2,169	$19	$2,188
Costs applicable to sales	1,453	29	1,482
Amortization	381	—	381
Reclamation and remediation	25	—	25
Gross profit	310	(10)	300
Income (loss) from continuing operations(2)	(1,174)	(21)	(1,195)
Income (loss) from discontinued operations(2)	8	—	8

Net income (loss)	$(1,166)	$(21)	$(1,187)

Income (loss) per common share
Basic:
Continuing operations	$(2.34)	$(0.05)	$(2.39)
Discontinued operations	0.01	—	0.01

	$(2.33)	$(0.05)	$(2.38)

Income (loss) per common share
Diluted:
Continuing operations	$(2.34)	$(0.05)	$(2.39)
Discontinued operations	0.01	—	0.01

	$(2.33)	$(0.05)	$(2.38)

(1)	Refer to Note 2 and Note 4 for information on the revision and segment reclassifications, respectively.
(2)	Attributable to Newmont stockholders.